Annual Total Returns - BlackRock Total Return Fund (Investor A, Institutional, Class R and Investor C) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Total Return Fund - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	4.30%
Annual Return 2012	9.70%
Annual Return 2013	(0.50%)
Annual Return 2014	7.74%
Annual Return 2015	0.02%
Annual Return 2016	3.19%
Annual Return 2017	3.82%
Annual Return 2018	(1.21%)
Annual Return 2019	9.54%
Annual Return 2020	8.58%